Citigroup Mortgage Loan Trust 2021-RP1 ABS-15G

Exhibit 99.1 - Schedule 9

Client Name:
Client Project Name:	CMLTI 2021-RP1
Start - End Dates:	11/17/2018 - 3/16/2020
Deal Loan Count:	48

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER110	Loan amount exceeds guideline maximum	1
Credit	Terms/Guidelines	CRDTER111	Ownership seasoning does not meet minimum per guidelines	1
Credit	Terms/Guidelines	CRDTER113	Loan amount is below guideline minimum	4
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	1
Compliance	RESPA	CMPRESPA2698	RESPA - List of homeowners counseling organizations not in file	1
Total				8

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